RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES
We transact business with the following related parties: Seatankers Management Norway AS, Seatankers Management Co. Ltd, Avance Gas and Alta Trading UK Limited. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

We also transact business with the following affiliated companies, being companies in which Hemen and companies associated with Hemen have significant influence: SFL, Flex LNG Ltd, Front Ocean Management and Golden
Ocean. On March 12, 2025, Hemen disposed of its entire shareholding in Golden Ocean via a sale to a third party at which time Golden Ocean ceased to be affiliated with us.

Summary

A summary of transactions with related parties and affiliated companies for the six months ended June 30, 2025 and 2024 was as follows:

(in thousands of $)	2025	2024
Revenues and other operating income
Seatankers Management Co. Ltd	1,877	1,109
SFL	1,048	1,837
Golden Ocean	48	748
Flex LNG Ltd	795	736
Avance Gas	572	929
TFG Marine	338	186
Total revenues and other operating income	4,678	5,545

Operating expenses
Front Ocean Management	1,544	1,558
Seatankers Management Norway AS	—	351
Seatankers Management Co. Ltd	456	215
Total operating expenses	2,000	2,124

Other income (expenses)
Shareholder loan facility finance expense	—	(10,936)
Revolving credit facility finance expense	—	(6,903)
FMS Holdco share of results	712	711
TFG Marine share of results	405	(1,631)
Total other income (expenses)	1,117	(18,759)

Revenues earned from related parties and affiliated companies comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and administrative services. Operating expenses paid to related parties and affiliated companies comprise rental for vessels and office space, support staff costs, and corporate administration.

Related party and affiliated company balances

A summary of balances due from related parties and affiliated companies as of June 30, 2025 and December 31, 2024 was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
SFL	4,410	4,265
Seatankers Management Co. Ltd	6,336	2,647
Golden Ocean	—	178
Alta Trading UK Limited	—	11
Flex LNG Ltd	839	516
TFG Marine	166	227
Avance Gas	—	560
Other related parties and affiliated companies	29	128
Related party and affiliated company receivables	11,780	8,532

Balances due from related parties and affiliated companies are primarily derived from newbuilding supervision fees, technical and commercial management fees, and recharges for administrative services.

A summary of balances due to related parties and affiliated companies as of June 30, 2025 and December 31, 2024 was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
SFL	7,631	7,380
Seatankers Management Co. Ltd	1,993	1,153
Golden Ocean	—	1,283
Flex LNG Ltd	515	686
TFG Marine	19,449	24,390
Front Ocean Management	9	5
Avance Gas	—	473
Related party and affiliated company payables	29,597	35,370

Related party and affiliated company payables are primarily for bunker purchases, supplier rebates, loan interest and corporate administration fees.

Transactions with associated companies

A share of profit of TFG Marine of $0.4 million was recognized in the six months ended June 30, 2025 (2024: loss of $1.6 million). The Company also entered into a bunker supply arrangement with TFG Marine, under which it has paid $251.7 million to TFG Marine in the six months ended June 30, 2025 (2024: $291.2 million) and $19.4 million remained due as of June 30, 2025 (December 31, 2024: $24.4 million).

A share of profits of FMS Holdco of $0.7 million was recognized in the six months ended June 30, 2025 (2024: profit of $0.7 million).

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services in the six months ended June 30, 2025 and 2024 was as follows:

(in thousands of $)	2025	2024
Total remuneration	2,258	5,416
of which:
Paid in capacity as directors	115	2,440
Other remuneration	2,143	2,976

The directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the Annual General Meeting. No pensions were paid to current or past directors. No compensation was paid to current or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component, summarized as follows:

(in thousands of $)	2025	2024
Total fixed remuneration	468	464
of which:
Cost of pension	17	15
Total variable remuneration	1,790	4,952
of which:
Share based payments	1,790	4,952

In May 2025, the Board of Directors approved the grant of 362,284 synthetic options to management and employees according to the rules of the Company’s synthetic option scheme approved by the Board of Directors. The synthetic options have a term of five years expiring on May 27, 2030. The vesting period is 12 months for the first 1/3 of options, 24 months for the next 1/3 of options and 36 months for the final 1/3 of options. The exercise price of the synthetic options is $16.80 being the volume-weighted average price of the Company's share for the last 30 days prior to grant. The exercise price will further be adjusted for any distribution of dividends made before the relevant synthetic options are exercised. The synthetic options granted to the CEO and the CFO are subject to a cap on the maximum annual gain equal to two times the annual base salary at the time of the exercise of the synthetic options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, are classified as a liability.